INCOME TAX	12 Months Ended
Sep. 30, 2014
INCOME TAX
16.	INCOME TAX

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

The United States

DL Education was established in the United States and is inactive in the years ended September 30, 2013 and 2014. Therefore there is no income that is subject to the U.S. federal income taxes and state income taxes.

Hong Kong

CDEL Hong Kong and Pencil have not recorded tax provision for Hong Kong profits tax as the companies have not had assessable profits arising in or derived from Hong Kong.

China

The Enterprise Income Tax Law (the “EIT Law”) of the PRC, which took effect on January 1, 2008, applies a uniform 25% enterprise income tax rate to all resident enterprise in China, including foreign invested enterprises.

Since 2008, Beijing Champion and Champion Technology qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, were entitled to preferential income tax rates. In October 2011, Beijing Champion and Champion Technology renewed the HNTE qualification, and therefore, were continually entitled to the preferential income tax rate of 15% in years 2011 through 2013. As of September 30, 2014, Beijing Champion and Champion Technology were in the process to renew HNTE qualification. The Group believes Beijing Champion and Champion Technology will most likely be qualified as HNTE and accordingly be entitled to a preferential income tax rate of 15% in the years from 2014 through 2016. As a result, the Group applied 15% to determine the tax liabilities for these two entities.

Since 2012, Zhengbao Yucai obtained HNTE qualification and therefore, was entitled to preferential income tax rate of 15% in years 2012 through 2014.

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK

Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that CDEL Hong Kong qualifies for the 5% withholding tax rate. CDEL Hong Kong’s deferred tax liabilities related to potential withholding tax were US$905 and US$1,276 as of September 30, 2013 and 2014, respectively, on the undistributed earnings from its investment in the PRC entities generated after January 1, 2008. And the related income tax expenses were US$634, US$271 and US$371 for the years ended September 30, 2012, 2013 and 2014, respectively.

In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities’ tax filings. Accordingly, the PRC entities’ tax years from 2009 to 2013 remain subject to examination by the tax authorities and US$782 was reversed for the unpaid tax liability that was accrued before 2009 tax year.

Income before income taxes from continuing operations consisted of:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Non - PRC	(1,252)	(2,003)	(1,757)
PRC	11,825	19,364	29,218

	10,573	17,361	27,461

The current and deferred components of the income tax expense from continuing operations appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Current tax expense	2,074	3,107	3,988
Deferred tax expense	526	690	64

	2,600	3,797	4,052

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Income before taxes	10,573	17,361	27,461

Income tax expense computed a applicable tax rates of 25%	2,643	4,340	6,865
Effect of different tax rates in different jurisdictions	255	440	357
Non-deductible expenses	59	75	94
Effect of tax holidays	(1,037)	(1,740)	(2,888)
Effect of valuation allowances	51	194	33
Effect of tax rate changes	—	237	—
Withholding tax on undistributed earnings	629	251	373
Income tax reversal	—	—	(782)

	2,600	3,797	4,052

Effective income tax rate	24.59%	21.87%	14.76%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

The aggregate amount of tax holidays	1,037	1,740	2,888

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.02

- Diluted	0.01	0.01	0.02

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes from continuing operations are as follows:

	As of September 30,
	2013	2014
	US$	US$

Current deferred tax assets
Payroll payable	409	794
Accrued expenses	585	599
Allowance for doubtful accounts	518	546
Net operating loss carry-forwards	289	255

Total current deferred tax assets	1,801	2,194
Less: valuation allowance	(50)	(78)

Current deferred tax assets, net	1,751	2,116

Non-current deferred tax assets
Intangible assets	48	19
Property, plant and equipment	148	140
Net operating loss carry-forwards	372	314

Total non-current deferred tax assets	568	473
Less: valuation allowance	(262)	(268)

Non-current deferred tax assets, net	306	205

Non-current deferred tax liabilities
Intangible assets	78	39
Withholding tax on undistributed earnings	905	1,276

Total non-current deferred tax liabilities	983	1,315

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

As a result of the Group’s assessment of its tax positions, the unrecognized tax benefit related to transfer price position prior to the year 2009 was recorded at US$173, US$177 and US$177 as of September 30, 2012, 2013 and 2014, respectively. The subsequent changes of the unrecognized tax benefit were due to foreign currency adjustment.

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits

Balance - September 30, 2012	173
Foreign currency adjustment	4

Balance - September 30, 2013	177
Foreign currency adjustment	—

Balance - September 30, 2014	177

The Group does not anticipate any significant change in unrecognized tax benefits within 12 months from September 30, 2014.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.